UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21132

Investment Company Act File Number

Short-Term U.S. Government Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Short-Term U.S. Government Portfolio

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 57.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.217%, with various maturities to 2022(1)	$2,893	$2,979,707
2.22%, with various maturities to 2037(1)	2,047	2,144,501
2.24%, with maturity at 2020(1)	463	473,033
2.366%, with maturity at 2035(1)	4,873	5,015,632
2.429%, with maturity at 2023(1)	1,634	1,689,056
2.893%, with maturity at 2035(1)	3,727	3,976,653
2.951%, with maturity at 2022(1)	274	283,421
2.997%, with maturity at 2034(1)	2,036	2,179,743
3.182%, with maturity at 2032(1)	1,397	1,443,652
3.253%, with maturity at 2025(1)	1,375	1,458,740
3.255%, with maturity at 2029(1)	871	889,594
3.86%, with maturity at 2034(1)	816	893,611
4.083%, with maturity at 2037(1)	4,095	4,483,192
4.321%, with maturity at 2030(1)	1,316	1,443,245
4.50%, with various maturities to 2035	5,219	5,494,729
4.70%, with maturity at 2033(1)	4,981	5,484,258
4.89%, with maturity at 2032(1)	751	805,367
5.00%, with various maturities to 2018	3,427	3,640,302
5.50%, with various maturities to 2018	1,916	2,019,655
6.00%, with various maturities to 2035	6,988	7,870,721
6.50%, with various maturities to 2030	1,587	1,724,154
7.00%, with various maturities to 2035	1,477	1,707,189
7.50%, with various maturities to 2017	270	280,951
8.00%, with various maturities to 2025	227	247,503
9.25%, with maturity at 2017	3	3,427

		$58,632,036

Federal National Mortgage Association:
2.201%, with various maturities to 2037(1)	$1,360	$1,419,025
2.217%, with maturity at 2032(1)	2,225	2,332,357
2.22%, with various maturities to 2035(1)	4,775	5,020,005
2.269%, with maturity at 2031(1)	3,767	3,914,332
2.274%, with maturity at 2040(1)	1,465	1,539,452
2.302%, with maturity at 2031(1)	4,838	4,976,809
2.368%, with maturity at 2018(1)	43	44,276
2.459%, with maturity at 2037(1)	4,880	5,146,551
2.561%, with maturity at 2020(1)	756	780,390
2.624%, with maturity at 2019(1)	1,464	1,508,872
2.677%, with maturity at 2018(1)	329	337,357
2.707%, with maturity at 2029(1)	284	291,049
2.75%, with maturity at 2018(1)	30	30,414
2.768%, with maturity at 2036(1)	462	478,510
2.789%, with maturity at 2028(1)	3,114	3,331,974
2.899%, with maturity at 2030(1)	631	652,822
3.105%, with maturity at 2030(1)	2,606	2,714,260
3.173%, with maturity at 2036(1)	1,567	1,613,218

Security	Principal Amount (000’s omitted)	Value
3.178%, with maturity at 2030(1)	$1,345	$1,434,554
3.229%, with maturity at 2034(1)	3,679	3,967,691
3.269%, with maturity at 2021(1)	720	750,404
3.576%, with maturity at 2021(1)	720	746,200
3.644%, with maturity at 2021(1)	1,155	1,198,047
3.651%, with maturity at 2034(1)	5,756	6,301,465
3.789%, with maturity at 2036(1)	428	451,595
3.801%, with maturity at 2035(1)	2,222	2,432,015
3.958%, with maturity at 2034(1)	3,709	4,059,796
4.061%, with maturity at 2035(1)	1,582	1,731,978
4.098%, with maturity at 2036(1)	3,351	3,681,286
4.105%, with maturity at 2033(1)	1,280	1,404,203
4.327%, with maturity at 2035(1)	2,970	3,258,742
4.568%, with maturity at 2034(1)	1,058	1,162,836
4.576%, with maturity at 2029(1)	2,552	2,793,625
4.602%, with maturity at 2034(1)	1,576	1,725,473
4.754%, with maturity at 2034(1)	3,181	3,488,664
5.00%, with various maturities to 2019(2)	5,020	5,342,318
6.00%, with various maturities to 2031	3,670	4,037,260
6.323%, with maturity at 2032(1)	491	542,278
6.50%, with various maturities to 2019	171	186,497
7.00%, with various maturities to 2035	11,390	13,019,797
8.00%, with various maturities to 2034	1,540	1,884,493
9.10%, with maturity at 2018(3)	177	193,579
9.50%, with maturity at 2022	336	390,505

		$102,316,974

Government National Mortgage Association:
1.625%, with various maturities to 2027(1)	$582	$603,245
2.00%, with maturity at 2026(1)	270	282,004
5.00%, with maturity at 2018	1,727	1,839,024
7.00%, with various maturities to 2035	14,479	17,101,108
8.25%, with maturity at 2020	195	224,549
9.00%, with maturity at 2017	189	207,277

		$20,257,207

Total Mortgage Pass-Throughs (identified cost $176,955,920)		$181,206,217

Collateralized Mortgage Obligations — 13.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 228, (Interest Only), Class IO, 6.00%, 2/1/35(4)	$5,676	$992,724
Series 1395, Class F, 1.601%, 10/15/22(5)	62	61,700
Series 2135, Class JZ, 6.00%, 3/15/29	2,647	2,926,967
Series 3030, (Interest Only), Class SL, 5.909%, 9/15/35(4)(6)	9,204	1,371,208
Series 3114, (Interest Only), Class TS, 6.459%, 9/15/30(4)(6)	20,098	3,503,173
Series 3339, (Interest Only), Class JI, 6.399%, 7/15/37(4)(6)	7,769	1,173,368
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(4)	15,846	1,778,319
Series 4109, (Interest Only), Class SA, 6.009%, 9/15/32(4)(6)	6,359	1,379,466
Series 4182, (Interest Only), Class GI, 3.00%, 1/15/43(4)	27,501	3,595,414

		$16,782,339

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
Series G93-17, Class FA, 1.19%, 4/25/23(5)	$147	$149,078
Series G93-36, Class ZQ, 6.50%, 12/25/23	656	735,937
Series G97-4, Class FA, 0.992%, 6/17/27(5)	521	528,877
Series 296, (Interest Only), Class 2, 8.00%, 4/1/24(4)	1,827	362,516
Series 1993-203, Class PL, 6.50%, 10/25/23	686	766,316
Series 1993-250, Class Z, 7.00%, 12/25/23	140	145,905
Series 1994-14, Class F, 2.551%, 10/25/23(5)	741	761,102
Series 2001-4, Class GA, 9.556%, 4/17/25(3)	118	135,425
Series 2004-60, (Interest Only), Class SW, 6.86%, 4/25/34(4)(6)	9,894	1,789,707
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(4)	7,255	1,505,081
Series 2006-65, (Interest Only), Class PS, 7.03%, 7/25/36(4)(6)	6,640	1,123,574
Series 2007-99, (Interest Only), Class SD, 6.21%, 10/25/37(4)(6)	10,251	1,346,204
Series 2009-48, Class WA, 5.83%, 7/25/39(3)	1,857	2,080,823
Series 2009-62, Class WA, 5.556%, 8/25/39(3)	2,620	2,928,994
Series 2009-93, (Interest Only), Class SC, 5.96%, 11/25/39(4)(6)	17,550	2,784,363
Series 2010-13, (Interest Only), Class PI, 5.00%, 11/25/38(4)	11,586	878,550
Series 2010-54, (Interest Only), Class EI, 6.00%, 6/25/40(4)	7,304	1,380,282
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(4)	13,504	1,101,640
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(4)	7,375	1,432,907
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(4)	17,128	1,789,355

		$23,726,636

Government National Mortgage Association:
Series 2000-30, Class F, 0.742%, 12/16/22(5)	$794	$801,409

		$801,409

Total Collateralized Mortgage Obligations (identified cost $42,317,851)		$41,310,384

U.S. Government Agency Obligations — 24.8%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$6,148,445
5.77%, 1/5/27	3,000	3,670,527

		$9,818,972

Federal Home Loan Bank:
4.625%, 9/11/20	$1,735	$1,976,111
5.75%, 6/12/26	12,000	14,355,444

		$16,331,555

United States Agency for International Development – Israel:
0.00%, 5/1/20	$1,100	$930,368
0.00%, 3/15/21	20,000	16,432,880
5.50%, 12/4/23	6,775	8,151,504
5.50%, 4/26/24	22,000	26,590,982

		$52,105,734

Total U.S. Government Agency Obligations (identified cost $70,380,271)		$78,256,261

Short-Term Investments — 0.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(7)	$1,345	$1,345,098

Total Short-Term Investments (identified cost $1,345,098)		$1,345,098

Total Investments — 95.7% (identified cost $290,999,140)		$302,117,960

Interest Rate Swaptions Written — (0.2)%

Description	Counterparty	Expiration Date	Notional Amount	Value
Option for Portfolio to pay 3-Month USD-LIBOR-BBA Rate and receive 3.574%	Citibank NA	1/9/14	$(100,000,000)	$(784,900)

Total Interest Rate Swaptions Written (premium received $1,265,000)				$(784,900)

Other Assets, Less Liabilities — 4.5%				$14,203,268

Net Assets — 100.0%				$315,536,328

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2013.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2013.

(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2013.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $12,478.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$293,887,317

Gross unrealized appreciation	$13,476,521
Gross unrealized depreciation	(5,245,878)

Net unrealized appreciation	$8,230,643

A summary of open financial instruments at July 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	250 U.S. 5-Year Treasury Note	Short	$(30,611,328)	$(30,341,797)	$269,531
9/13	440 U.S. 10-Year Treasury Note	Short	(56,873,438)	(55,632,500)	1,240,938

					$1,510,469

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	$10,000	Pays	3-month USD-LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$(521,360)
Deutsche Bank AG	10,000	Receives	3-month USD-LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	2,179,180

						$1,657,820

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

Written option activity for the fiscal year to date ended July 31, 2013 was as follows:

	Notional Amount	Premiums Received
Outstanding, beginning of period	$—	$—
Options written	100,000,000	1,265,000

Outstanding, end of period	$100,000,000	$1,265,000

At July 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures, interest rate swaps and swaptions to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$1,510,469	$—
Swap contracts	2,179,180	(521,360)
Swaptions written	—	(784,900)

Total	$3,689,649	$(1,306,260)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$181,206,217	$—	$181,206,217
Collateralized Mortgage Obligations	—	41,310,384	—	41,310,384
U.S. Government Agency Obligations	—	78,256,261	—	78,256,261
Short-Term Investments	—	1,345,098	—	1,345,098
Total Investments	$—	$302,117,960	$—	$302,117,960
Futures Contracts	$1,510,469	$—	$—	$1,510,469
Swap Contracts	—	2,179,180	—	2,179,180
Total	$1,510,469	$304,297,140	$—	$305,807,609

Liability Description
Swaptions Written	$—	$(784,900)	$—	$(784,900)
Swap Contracts	—	(521,360)	—	(521,360)
Total	$—	$(1,306,260)	$—	$(1,306,260)

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short-Term U.S. Government Portfolio

By:	/s/ Susan Schiff
Susan Schiff
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Susan Schiff
Susan Schiff
President

Date:	September 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2013